Risk management and concentrations of risk	12 Months Ended
Dec. 31, 2019
Risk management and concentrations of risk
Risk management and concentrations of risk

17.   Risk management and concentrations of risk

Derivative instruments can be used in accordance with the overall risk management policy.

Interest rate risk, derivative instruments and cash flow hedges

Cash flow hedging strategy

The Partnership is exposed to fluctuations in cash flows from floating interest rate exposure on its long-term debt used principally to finance its vessels. Interest rate swaps are used for the management of the floating interest rate risk exposure. The interest rate swaps have the effect of converting a portion of the outstanding debt from a floating to a fixed rate over the life of the interest rate swaps. Interest rate swaps exchange a receipt of floating interest for a payment of fixed interest which reduce the exposure to interest rate variability on the Partnership’s outstanding floating-rate debt over the life of the interest rate swaps. As of December 31, 2019, there are interest rate swap agreements related to the Lampung facility (“Lampung interest rate swaps”) and the commercial tranche of the $385 million facility (“$385 million interest rate swaps”) floating rate debt that are designated as cash flow hedges for accounting purposes. As of December 31, 2018, there were interest rate swap agreements related to the Lampung and $385 million facilities floating rate debt that were designated as cash flow hedges for accounting purposes. In addition, there were interest rate swap agreements related to the Gallant and Grace facilities floating rate debt. Hedge accounting was discontinued in the fourth quarter of 2018 for these interest rate swaps as a result of firm commitment for the refinancing of the Gallant and Grace facilities which was planned to occur in January 2019. As of January 31, 2019, the commercial and export credit tranches of the $385 million facility were drawn, and the Gallant and Grace facilities were repaid. The interest rate swaps related to the Gallant and Grace facilities were also terminated on the same date. As of December 31, 2019, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$117,022	$(3,610)	Sep 2026	2.800%
$385 million facility swaps (2)	LIBOR	$61,478	$(3,241)	Jan 2026	2.941%
$385 million facility swaps (2)	LIBOR	$61,478	$(2,909)	Oct 2025	2.838%
$385 million facility swaps (2)	LIBOR	$61,478	$(2,699)	Jan 2026	2.735%
$385 million facility swaps (2)	LIBOR	$61,478	$(2,476)	Jan 2026	2.650%
1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and the notional amount reduces quarterly from the effective date of the interest rate swaps.

The Borrower under the Lampung facility entered five forward starting swap agreements with identical terms for a total notional amount of $237.1 million with an effective date of March 17, 2014. The swaps amortize over 12 years to match the amortization profile of the Lampung facility and subsequent financing and exchange 3‑month USD LIBOR variable interest payments for fixed rate payments at 2.8%. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments on the Lampung facility and subsequent financing. As of December 29, 2014, a prepayment of $7.9 million on the Lampung facility occurred which resulted in an amendment of the original interest rate swaps and the hedge was de-designated for accounting purposes. The other terms of the amended interest rate swaps did not change but the nominal amount of the interest rate swaps was reduced to match the outstanding debt. The amended interest rate swaps were re-designated as a cash flow hedge for accounting purposes.

As of October 1, 2015, the Partnership acquired the Höegh Gallant entities which had outstanding debt under the Gallant facility and three associated interest rate swap agreements with a total notional amount of $146.3 million. The swaps amortized to match the debt amortization of the Gallant facility until the scheduled repayment date in September 2019. The swaps exchanged 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 1.9105% to 1.9145%. As of October 1, 2015, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $146.3 million of the commercial tranches of the Gallant facility. Hedge accounting was discontinued in the fourth quarter of 2018 as a result of firm commitment for the refinancing of the Gallant facility which was planned to occur in January 2019.

Effective as of January 1, 2017, the Partnership acquired the Höegh Grace entities which had outstanding debt under the Grace facility and three associated interest rate swap agreements with a total notional amount of $164.0 million. The swaps amortized to match the debt amortization of the Grace facility until the scheduled repayment date in June 2020. The swaps exchanged 3 month USD LIBOR variable interest payments for fixed rate payments ranging from 2.305% to 2.315%. As of January 1, 2017, the interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $164.0 million of the commercial tranches of the Grace facility. Hedge accounting was discontinued in the fourth quarter of 2018 as a result of firm commitment for the refinancing of the Grace facility which was planned to occur in January 2019.

As of December 31, 2018, the Partnership had entered into forward starting interest rate swaps with a nominal amount of $130.0 million to hedge part of the interest rate risk on the floating element of the interest rate for the commercial tranches of the $385 million facility. The Partnership makes fixed payments of 2.941% and 2.838%, based on a nominal amount of $65.0 million for each, in exchange for floating payments. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $130.0 million of the commercial tranches of the $385 million facility which was expected to be drawn and was drawn on January 31, 2019. In February 2019, the Partnership entered into interest rate swaps related to the $385 million facility with a nominal amount of $127.7 million for which the Partnership makes fixed payments of 2.650% and 2.735% based on nominal amount of $63.8 million for each. The interest rate swaps were designated for accounting purposes as cash flow hedges of the variable interest payments for $127.7 million of the commercial tranches of the $385 million facility. The export credit tranches have a fixed interest rate and, therefore, no variability in cash flows as a result of changes in interest rates.

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated balance sheets.

	Current	Long-term	Current	Long-term
	assets:	assets:	liabilities:	liabilities:
	derivative	derivative	derivative	derivative
(in thousands of U.S. dollars)	instruments	instruments	instruments	instruments
As of December 31, 2019
Interest rate swaps	$—	$—	$(2,907)	$(12,028)
As of December 31, 2018
Interest rate swaps	$1,199	$—	$(259)	$(2,438)

The following effects of cash flow hedges relating to interest rate swaps are included in gain (loss) on derivative instruments in the consolidated statements of income for the year ended December 31, 2019.

	Year ended
	December 31, 2019
		Income tax
(in thousands of U.S. dollars)	Interest expense	benefit
Gain (loss) on interest rate swaps in cash flow hedging relationships:
Reclassification from accumulated other comprehensive income included in hedge effectiveness	$(956)	$—
Amortization of amount excluded from hedge effectiveness	966	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	(987)	389
Settlement of cash flow hedge	199	—
Total gains (losses) on derivative instruments	$(778)	$389

The settlement of cash flow hedge related to the interest rate swaps for Gallant/Grace facility. The Gallant/Grace interest rate swaps were terminated when the facility was extinguished on January 31, 2019. Due to the termination, the counterparties of the Gallant/Grace interest rate swaps paid settlement amounts resulting in a gain on the settlement of the cash flow hedge.

The following effects of cash flow hedges relating to interest rate swaps are included in total gains (losses) on derivative instruments in the consolidated statements of income for the years ended December 31, 2018 and 2017.

	Year ended
	December 31,
(in thousands of U.S. dollars)	2018	2017
Interest rate swaps:
Ineffective portion of cash flow hedge	$(990)	$(2)
Amortization of amount excluded from hedge effectiveness	2,969	3,320
Reclassification discontinued hedge from OCI	3,557	—
Reclassification from accumulated other comprehensive income	(855)	(855)
Unrealized gains (losses)	4,681	2,463
Realized gains (losses)	—	—
Total gains (losses) on derivative instruments	$4,681	$2,463

For the year ended December 31, 2018, the reclassification to earnings from OCI for the discontinued cash flow hedges relates to Gallant/Grace facility which was to be refinanced on January 31, 2019. The accumulated other comprehensive income balance for the cash flow hedge is reclassified to earnings when the hedged future cash flows are no longer expected to occur.

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income, changes in accumulated other comprehensive income (“OCI”) and on earnings is as follows as of and for the year ended December 31, 2019.

	Cash Flow Hedge
	Accumulated other comprehensive income			Earnings
	Before tax		Accumulated
	gains	Tax benefit	OCI: Net of	Interest	Tax
(in thousands of U.S. dollars)	(losses)	(expense)	tax	expense	benefit
Accumulated OCI as of December 31, 2018	$(5,902)	565	$(5,337)
Initial value of interest rate swap to be recognized in earnings on amortization approach	(625)	—	(625)
Effective portion of unrealized loss on cash flow hedge	(13,535)	—	(13,535)
Reclassification from accumulated other comprehensive income included in hedge effectiveness	956	—	956	(956)	—
Reclassification discontinued hedge and initial fair value from accumulated other comprehensive income based on amortization approach	987	(389)	598	(987)	389
Other comprehensive income for period	(12,217)	(389)	(12,606)
Accumulated OCI as of December 31, 2019	$(18,119)	176	$(17,943)
Gain (loss) reclassified to earnings				$(1,943)	$389

The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) is as follows as of and for the years ended December 31, 2018 and 2017.

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2016	$(6,947)	1,211	(5,736)	$(5,736)
Effective portion of unrealized loss on cash flow hedge	2,480	—	2,480	2,480
Reclassification of amortization of cash flow hedge to earnings	855	(347)	508	508
Other comprehensive income for period	3,335	(347)	2,988	2,988
Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)

Balance as of December 31, 2017	$(3,612)	864	(2,748)	$(2,748)
Effective portion of unrealized loss on cash flow hedge	412	—	412	412
Reclassification of amortization of cash flow hedge to earnings	855	(299)	556	556
Reclassification of discontinued cash flow hedge to earnings	(3,557)	—	(3,557)	(3,557)
Other comprehensive income for period	(2,290)	(299)	(2,589)	(2,589)
Balance as of December 31, 2018	$(5,902)	565	(5,337)	$(5,337)

As of December 31, 2019, the estimated amounts to be reclassified from accumulated other comprehensive income to earnings during the next twelve months is $3.2 million.

Foreign exchange risk

All financing, interest expenses from financing and most of the Partnership’s revenue and expenditures for vessel improvements are denominated in U.S. dollars. Certain operating expenses can be denominated in currencies other than U.S. dollars. For the years ended December 31, 2019, 2018 and 2017, no derivative instruments have been used to manage foreign exchange risk.

Credit risk

Credit risk is the exposure to credit loss in the event of non-performance by the counterparties related to cash and cash equivalents, restricted cash, trade receivables, amounts due from affiliates and interest rate swap agreements. Further, the Partnership has future exposure for Höegh LNG’s ability to make payments to the Partnership for future time charter hire under the option exercised for the Höegh Gallant and for indemnification payments related to the boil-off claim for the joint ventures. Refer to note 18. In order to minimize counterparty risk, bank relationships are established with counterparties with acceptable credit ratings at the time of the transactions. Credit risk related to receivables is limited by performing ongoing credit evaluations of the customers’ or counterparty’s financial condition. PGN guarantees PGN LNG’s obligations under the PGN FSRU Lampung time charter. The other time charters do not have parent company guarantees.

Concentrations of risk

Financial instruments, which potentially subject the Partnership to significant concentrations of credit risk, consist principally of cash and cash equivalents, restricted cash, trade receivables, amounts due from affiliates and derivative contracts (interest rate swaps). The maximum exposure to loss due to credit risk is the book value at the balance sheet date. The Partnership does not have a policy of requiring collateral or security. Cash and cash equivalents and restricted cash are placed with qualified financial institutions. Periodic evaluations are performed of the relative credit standing of those financial institutions. In addition, exposure is limited by diversifying among counterparties. There are three charterers so there is a concentration of risk related to trade receivables. Credit risk related to trade receivables is limited by performing ongoing credit evaluations of the customer’s financial condition. No allowance for doubtful accounts, or impairment loss, was recorded for the years ended December 31, 2019 and 2018. While the maximum exposure to loss due to credit risk is the book value of trade receivables at the balance sheet date, should the time charters for the PGN FSRU Lampung or the Höegh Grace terminate prematurely, or Höegh LNG prematurely terminate the Subsequent Charter for the Höegh Gallant, or the option to acquire the PGN FSRU Lampung be exercised, there could be delays in obtaining new time charters and the hire rates could be lower depending upon the prevailing market conditions.